BANK PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
BANK PREMISES AND EQUIPMENT
NOTE 5 – BANK PREMISES AND EQUIPMENT

The following table presents the Bank’s assets by category at December 31, 2012 and 2011(dollars in thousands):

	2012	2011
Land	$9,003	$9,003
Premises	22,717	20,784
Furniture and equipment	9,401	9,718
Leasehold improvements	1,319	1,398
	42,440	40,903
Less allowance for depreciation and amortization	(16,023)	(15,366)
	$26,417	$25,537